Loans and Allowance for Credit Losses - Loans Pledged (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Line Items]
Accrued interest on loans	$ 7,200	$ 6,400
Net loans	$ 1,515,403	$ 1,505,664
Financing Receivable, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Accrued interest receivable
Asset Pledged as Collateral without Right | FHLB advances
Financing Receivable, Allowance for Credit Loss [Line Items]
Net loans	$ 708,300